SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)					1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 28, 2023 CAD ($) $ / shares shares	Feb. 24, 2023 CAD ($) $ / shares shares	Aug. 03, 2022 shares $ / shares	Apr. 26, 2022	Mar. 24, 2023 CAD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Share consolidation description										5-for-1
Common share issued								135,730,527		135,730,527			116,521,343
Warrants outstanding								6,834,398		6,834,398			1,098,786
Share issue cost | $										$ 1,866,097		$ 1,535,727
Common shares outstanding								135,730,527		135,730,527			116,521,343
Outstanding shares			31,748,399
Share capital of the company immediately post RTO, Shares			113,905,935
Share-based payment | $									$ 5,138,022			7,731,117
Share based compensation | $												$ 7,731,117
Reserves | $													$ 7,731,117
Fair value of warrants to reserve | $								$ 3,730,838		$ 3,730,838			$ 2,321,514
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Exchange rate									1.054		1.054	1.054
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Options granted for share based payment arrangement										The Company adopted a Stock Option Plan (the “Plan”) providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 27,100,000 common shares of the Company.
Options to purchase shares										3,833,277	2,600,000	2,600,000
Period of options granted										5 years	5 years	5 years
Stock options exercisable price per share | (per share)										$ 1.75	$ 2.00	$ 2.49
Proceeds from private palcement | $											$ 20,000,000
Share-based payment | $										$ 7,731,117
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Common shares outstanding								607,463		607,463			200,000
Share based compensation | $										$ 558,524			$ 298,000
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued			82,157,536
value per common share | $ / shares			$ 2.00
Outstanding shares			77,948,368
Options to purchase shares			8,375,000
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Share capital of the company immediately post RTO, Shares			31,748,399
Amalgamation Agreement [member] | North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Share consolidation description			5-to-1	5-to-1
Share exchange ratio for RTO			1.054	1.054
Brokered private placement [member]
IfrsStatementLineItems [Line Items]
Common share issued		4,437,184
value per common share | $ / shares		$ 1.75
Gross proceeds | $		$ 7,765,072
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Description for offering shares		In connection with the Offering, the Company: (a) paid to the agents a cash commission of $473,383, equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid); and (b) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of common Shares sold under the Offering (other than on common shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued).
Warrant exercise price | $ / shares		$ 1.75
Warrants outstanding		221,448
Fair value of warrants liability | $		$ 167,939
Share issuance cost | $					$ 133,164
Financing transactions [member]
IfrsStatementLineItems [Line Items]
Common share issued	14,772,000
value per common share | $ / shares	$ 1.10
Gross proceeds | $	$ 16,249,200
Warrant exercise price | $ / shares	$ 1.4375
Warrants outstanding	5,324,000
Fair value of warrants liability | $	$ 1,898,349
Description of unit offering	Each unit comprises one common share of PNRL and 22.5% of one whole common share purchase warrant
Number of transferable warrants issuable in equity financing	3,324,000
Cash fees | $	$ 812,460
Percentage of gross proceeds of equity portion	5.00%
Legal fees | $	$ 561,394
Share issue cost | $	$ 240,596
Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
value per common share | $ / shares						$ 2.00
Gross proceeds						$ 17,731,238	$ 22,388,599
Non-brokered private placement [member] | Finder One [Member]
IfrsStatementLineItems [Line Items]
Cash commission | $							1,535,727
Non-brokered private placement [member] | Finder Two [Member]
IfrsStatementLineItems [Line Items]
Commision percentage						6.00%
Series 1 convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Convertible preferred shares										100,000,000
Ordinary shares [member] | Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
Common share issued						8,936,167
Ordinary shares [member] | Non-brokered private placement [member] | Finder Two [Member]
IfrsStatementLineItems [Line Items]
Common share issued						70,548
Value of shares issued | $							$ 176,398
Non-brokered private placement [member] | Finder One [Member]
IfrsStatementLineItems [Line Items]
Commision percentage						6.00%